Comprehensive Loss	6 Months Ended
Jun. 30, 2011
Comprehensive Loss
(4)	Comprehensive Loss

The Company's comprehensive loss was $42,823 and $56,365 for the three and six months ended June 30, 2011, respectively.  The Company's comprehensive loss was $7,151 and $15,690 for the three and six months ended June 30, 2010, respectively.